Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization [Abstract]
Schedule of Number of Ordinary Shares Outstanding

The following summarizes the number of Ordinary Shares outstanding at the Closing Date:

Actual Ownership

Arisz Common Stock	94,658
Arisz Private Placement Shares	276,389
Arisz Common Stock held by Insider (founders/Sponsor initial share) and transferees	1,260,652
Arisz Rights held by public stockholders	345,000
Arisz Common Stocks underlying Arisz Rights included as part of the Private Placement	13,818
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as deferred underwriting compensation	51,750
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as Arisz’s M&A Consultant	2,250,000
Class A Ordinary Shares issued to Aqua Pursuit International Limited as BitFuFu’s M&A Consultant	1,010,000
Class A Ordinary Shares issued to PIPE Investors	7,400,000
Ordinary Shares issued to shareholders of BitFuFu in Business Combination	150,000,000
Shares issued pursuant to the Backstop Agreement	200,000
Shares transferred from Arisz Sponsor to a subsidiary of BitFuFu	204,348
Shares outstanding, basic	163,106,615
Shares issuable upon the exercise of Warrants	5,382,292
Shares outstanding, diluted	168,488,907